Income Taxes (Details Textual) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets pre acquisition, foreign		$ 20,700
Federal statutory income tax rate	21.00%	35.00%
Reduction in deferred tax assets		$ 2,400
Income tax provision	$ 0